UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22562

Barings Global Short Duration High Yield Fund
 (Exact name of registrant as specified in charter)

550 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Janice M. Bishop
Secretary and Chief Legal Officer
c/o Barings LLC
Independence Wharf
470 Atlantic Avenue
Boston, MA 02210
 (Name and address of agent for service)

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  September 30, 2016

Item 1. Schedule of Investments.

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

			SHARES	COST	FAIR VALUE
Equities 0.48%*
Common Stocks — 0.48%*:
Sabine Oil & Gas, LLC			4,262	$248,858	$234,410
Sabine Oil & Gas, LLC			13,512	60,669	121,608
Sabine Oil & Gas, LLC			2,407	6,547	14,442
Templar Energy LLC			127,002	734,072	734,072
Templar Energy LLC			84,668	846,680	846,680
Total Common Stocks			231,851	1,896,826	1,951,212

Total Equities			231,851	1,896,826	1,951,212

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 129.00%*:
Bank Loans§ — 17.72%*:
Aerospace and Defense — 0.39%*:
Swissport Investments+	6.25%	2/9/2022	1,400,000	$1,490,553	$1,581,867
Total Aerospace and Defense			1,400,000	1,490,553	1,581,867

Chemicals, Plastics and Rubber — 0.81%*:
Flint Group Holdings+	8.25	9/30/2022	3,451,146	3,435,484	3,290,080
Total Chemicals, Plastics and Rubber			3,451,146	3,435,484	3,290,080

Diversified/Conglomerate Manufacturing — 0.31%*:
TenCate+	5.25	1/27/2023	1,100,000	1,177,701	1,240,844
Total Diversified/Conglomerate Manufacturing			1,100,000	1,177,701	1,240,844

Diversified Natural Resources, Precious Metals and Minerals — 1.28%*:
Caraustar Industries Inc.	8.00	5/1/2019	5,141,945	5,149,510	5,191,205
Total Diversified Natural Resources, Precious Metals and Minerals			5,141,945	5,149,510	5,191,205

Electronics — 1.87%*:
Kronos, Inc.	9.75	4/30/2020	7,483,740	7,408,915	7,602,208
Total Electronics			7,483,740	7,408,915	7,602,208

Farming and Agriculture — 1.54%*:
Allflex Holdings, Inc.	8.00	7/19/2021	6,232,322	6,223,544	6,232,322
Total Farming and Agriculture			6,232,322	6,223,544	6,232,322

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (continued)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Finance — 0.53%*:
Cunningham Lindsey Group, Inc.	9.25%	6/10/2020	5,504,015	$5,509,125	$2,132,806
Total Finance			5,504,015	5,509,125	2,132,806

Healthcare, Education and Childcare — 0.87%*:
Tecomet	5.75	12/5/2021	3,550,559	3,355,201	3,519,491
Total Healthcare, Education and Childcare			3,550,559	3,355,201	3,519,491

Leisure, Amusement, Motion Pictures and Entertainment — 0.79%*:
Endemol+	6.75	8/11/2021	3,598,413	3,454,799	3,182,796
Total Leisure, Amusement, Motion Pictures and Entertainment			3,598,413	3,454,799	3,182,796

Mining, Steel, Iron and Non-Precious Metals — 1.23%*:
Boomerang Tube, LLC	15.00	8/1/2017	670,565	671,562	670,565
Boomerang Tube, LLC	20.00	2/1/2019	639,905	585,656	639,905
Boomerang Tube, LLC	18.52	8/17/2017	189,752	189,752	189,752
Boomerang Tube, LLC	15.52	2/1/2019	1,844,382	1,844,382	1,844,382
Boomerang Tube, LLC	18.02	2/1/2021	1,525,226	1,525,226	1,265,938
Murray Energy Corp.	8.25	4/16/2020	463,330	452,770	392,528
Total Mining, Steel, Iron and Non-Precious Metals			5,333,160	5,269,348	5,003,070

Oil and Gas — 7.14%*:
Caelus Energy Alaska	8.75	4/15/2020	17,863,828	17,385,954	11,611,488
Fieldwood Energy LLC	8.38	9/30/2020	8,925,706	6,995,185	3,466,120
Fieldwood Energy LLC	8.38	9/30/2020	7,481,592	5,864,521	5,199,706
Fieldwood Energy LLC	8.00	9/30/2020	5,651,171	5,023,614	4,683,408
Gulf Finance, LLC	6.25	8/17/2023	2,952,076	2,878,850	2,865,374
Jonah Energy LLC	7.50	5/12/2021	1,301,498	1,309,419	1,148,572
Total Oil and Gas			44,175,871	39,457,543	28,974,668

Printing and Publishing — 0.27%*:
Springer+	9.00	8/14/2021	979,688	1,120,343	1,100,538
Total Printing and Publishing			979,688	1,120,343	1,100,538

Retail Store — 0.69%*:
FleetPride	5.25	11/19/2019	824,946	721,965	732,824
FleetPride	9.25	5/19/2020	3,000,000	2,958,918	2,062,500
Total Retail Store			3,824,946	3,680,883	2,795,324

Total Bank Loans			91,775,805	86,732,949	71,847,219

Corporate Bonds — 111.28%*:
Aerospace and Defense — 1.67%*:
CPI International Inc.#	8.75	2/15/2018	5,550,000	5,622,001	5,674,875
Swissport Investments+^	6.75	12/15/2021	950,000	1,040,150	1,099,204
Total Aerospace and Defense			6,500,000	6,662,151	6,774,079

Automobile — 8.82%*:
Accuride Corp#	9.50	8/1/2018	7,607,000	7,683,981	7,607,000
Allied Specialty Vehicles#^	8.50	11/1/2019	6,000,000	5,965,020	6,195,000
Gates Global LLC^	6.00	7/15/2022	4,740,000	4,201,036	4,503,000
International Automotive Components Group, S.A.#^	9.13	6/1/2018	8,125,000	8,186,109	7,952,344
J.B. Poindexter & Co. Inc.#^	9.00	4/1/2022	8,989,000	9,329,426	9,517,104
Total Automobile			35,461,000	35,365,572	35,774,448

Banking — 0.88%*:
Lock AS+^	7.00	8/15/2021	3,050,000	3,783,290	3,567,807
Total Banking			3,050,000	3,783,290	3,567,807

Beverage, Food and Tobacco — 0.49%*:
Carrols Corp.#	8.00	5/1/2022	709,000	730,841	766,606
Manitowoc Foodservice#	9.50	2/15/2024	1,074,000	1,074,000	1,229,730
Total Beverage, Food and Tobacco			1,783,000	1,804,841	1,996,336

Broadcasting and Entertainment — 3.81%*:
Arqiva Finance+#^	9.50	3/31/2020	5,000,000	7,843,674	6,981,348
Dish DBS Corp.#^	7.75	7/1/2026	3,094,000	3,130,921	3,287,375
Entertainment One Ltd.+^	6.88	12/15/2022	850,000	1,282,414	1,189,859
RCN Cable#^	8.50	8/15/2020	3,733,000	3,826,409	3,980,311
Total Broadcasting and Entertainment			12,677,000	16,083,418	15,438,893

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (continued)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Buildings and Real Estate — 5.22%*:
Beazer Homes USA Inc.^	8.75%	3/15/2022	3,198,000	$3,266,465	$3,373,890
Cemex S.A.B. de C.V.+#^	9.38	10/12/2022	5,000,000	5,170,958	5,481,250
Cemex S.A.B. de C.V.+#^	7.75	4/16/2026	602,000	601,916	667,919
Keystone Financing+^	9.50	10/15/2019	3,900,000	6,195,213	5,232,284
Lyon Williams Homes, Inc.#	8.50	11/15/2020	5,000,000	5,035,698	5,225,000
Paroc Group+^	6.25	5/15/2020	1,050,000	1,444,431	1,200,283
Total Buildings and Real Estate			18,750,000	21,714,681	21,180,626

Cargo Transport — 5.73%*:
Direct ChassisLink Inc.^	10.00	6/15/2023	3,634,000	3,664,679	3,815,700
Kenan Advantage Group, Inc.#^	7.88	7/31/2023	10,000,000	10,075,996	9,475,000
Moto Hospitality Limited+^	6.38	9/1/2020	2,400,000	3,584,497	3,237,661
World Flight Services, Inc.+^	9.50	7/15/2022	1,350,000	1,530,531	1,497,100
XPO Logistics, Inc.#^	6.50	6/15/2022	5,000,000	4,855,067	5,212,500
Total Cargo Transport			22,384,000	23,710,770	23,237,961

Chemicals, Plastics and Rubber — 12.79%*:
Associated Asphalt Partners LLC#^	8.50	2/15/2018	2,327,000	2,331,392	2,350,270
Chemours Co.#	7.00	5/15/2025	5,962,000	5,521,341	5,857,665
Consolidated Energy Finance S.A.+#^	6.75	10/15/2019	8,120,000	7,934,944	8,018,500
Cornerstone Chemical Co.#^	9.38	3/15/2018	4,725,000	4,784,968	4,701,375
CVR Partners LP#^	9.25	6/15/2023	5,913,000	5,820,008	5,720,827
LSB Industries, Inc.#	8.50	8/1/2019	5,669,000	5,456,349	5,697,345
Omnova Solutions, Inc.#	7.88	11/1/2018	4,244,000	4,291,106	4,259,278
Pinnacle Operating Corp.#^	9.00	11/15/2020	2,635,000	2,640,429	1,831,325
Platform Specialty Products Corporation#^	10.38	5/1/2021	5,539,000	5,628,265	5,968,272
TPC Group, Inc.#^	8.75	12/15/2020	8,398,000	8,411,050	6,513,069
Trinseo^	6.38	5/1/2022	800,000	935,512	943,619
Total Chemicals, Plastics and Rubber			54,332,000	53,755,364	51,861,545

Containers, Packaging and Glass — 6.88%*:
Ardagh Packaging+^	6.75	5/15/2024	1,750,000	2,132,315	2,056,794
Bormioli+^	10.00	8/1/2018	2,950,000	3,371,951	3,403,375
Coveris Holdings S.A.#^	7.88	11/1/2019	7,600,000	7,641,753	7,771,000
Horizon Holdings+^	7.25	8/1/2023	2,000,000	2,195,510	2,409,598
Multi Packaging Solutions, Inc.#^	8.50	8/15/2021	6,105,000	6,123,817	6,494,194
Onex Wizard Acquisition Co+^	7.75	2/15/2023	3,600,000	4,134,082	4,242,240
Signode Industrial#^	6.38	5/1/2022	1,500,000	1,446,516	1,518,750
Total Containers, Packaging and Glass			25,505,000	27,045,944	27,895,951

Diversified/Conglomerate Manufacturing — 3.61%*:
Appvion Inc.#^	9.00	6/1/2020	13,200,000	13,371,444	8,514,000
Carlisle Transportation Products#^	8.25	12/15/2019	3,950,000	4,022,510	3,090,875
StoneMor Partners L.P.#	7.88	6/1/2021	3,000,000	2,944,275	3,030,000
Total Diversified/Conglomerate Manufacturing			20,150,000	20,338,229	14,634,875

Diversified/Conglomerate Service — 2.10%*:
Carlson Travel Holdings Inc.#^	7.50	8/15/2019	2,690,000	2,717,422	2,663,100
Zachry Holdings Inc.#^	7.50	2/1/2020	5,875,000	5,841,622	5,845,625
Total Diversified/Conglomerate Service			8,565,000	8,559,044	8,508,725

Electronics — 4.24%*:
ADT Corp/Protection One#^	9.25	5/15/2023	2,455,000	2,455,000	2,675,950
International Wire Group, Inc.#^	8.50	10/15/2017	8,086,000	8,132,179	8,097,320
Microsemi Corporation#^	9.13	4/15/2023	1,326,000	1,326,000	1,511,640
Western Digital Corporation#^	10.50	4/1/2024	4,224,000	4,352,324	4,899,840
Total Electronics			16,091,000	16,265,503	17,184,750

Finance — 6.11%*:
Arrow Global Finance PLC+^	4.75	5/1/2023	350,000	389,086	397,106
Cabot Financial+#^	10.38	10/1/2019	1,864,000	3,088,736	2,541,353
Galaxy Finco Ltd.+^	7.88	11/15/2021	3,900,000	6,351,688	5,015,528
GFKL Financial Services+^	8.50	11/1/2022	4,575,000	6,905,948	6,039,555
Marlin Financial+^	10.50	8/1/2020	1,850,000	2,925,927	2,541,736
National Financial Partners Corp.#^	9.00	7/15/2021	2,220,000	2,212,629	2,280,772
TMF Group Holding+^	9.88	12/1/2019	5,000,000	6,193,044	5,967,265
Total Finance			19,759,000	28,067,058	24,783,315

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (continued)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Grocery — 0.65%*:
Post Holdings#^	8.00%	7/15/2025	1,232,000	$1,232,000	$1,409,870
Premier Foods Finance+^	6.50	3/15/2021	950,000	1,529,072	1,246,727
Total Grocery			2,182,000	2,761,072	2,656,597

Healthcare, Education and Childcare — 9.47%*:
Capsugel Holdings#^	7.00	5/15/2019	1,159,000	1,165,864	1,161,898
Cerba+^	8.25	2/1/2020	3,450,000	3,860,764	3,962,778
Cognita Financing+^	7.75	8/15/2021	2,200,000	3,434,728	2,979,832
ConvaTec Healthcare#^	10.50	12/15/2018	850,000	859,711	864,875
IDH Finance PLC+^	6.25	8/15/2022	1,150,000	1,506,794	1,454,194
Kindred Healthcare, Inc.#	8.75	1/15/2023	5,699,000	5,756,036	5,699,000
Kinetic Concepts Inc.^	9.63	10/1/2021	6,524,000	6,524,000	6,524,000
Regionalcare Hospital Partners, Inc.#^	8.25	5/1/2023	1,496,000	1,534,830	1,544,620
Tenet Healthcare Corporation#	8.13	4/1/2022	4,700,000	4,672,458	4,700,000
Unilabs+^	7.25	7/15/2018	2,600,000	3,573,546	2,892,978
Valeant#^	6.13	4/15/2025	4,006,000	3,683,889	3,450,168
Valeant+#^	7.50	7/15/2021	3,260,000	3,260,000	3,156,006
Total Healthcare, Education and Childcare			37,094,000	39,832,620	38,390,349

Hotels, Motels, Inns and Gaming — 1.06%*:
Gala Group Finance+#^	8.88	9/1/2018	565,714	907,027	751,578
Travelodge+^	8.50	5/15/2023	2,600,000	3,727,347	3,537,122
Total Hotels, Motels, Inns and Gaming			3,165,714	4,634,374	4,288,700

Insurance — 0.67%*:
Onex York Acquisition Corp.#^	8.50	10/1/2022	3,524,000	3,524,000	2,739,910
Total Insurance			3,524,000	3,524,000	2,739,910

Leisure, Amusement, Motion Pictures and Entertainment — 4.96%*:
CPUK Finance Ltd+^	7.00	2/28/2042	4,100,000	6,142,732	5,607,794
Odeon & UCI Finco+^	9.00	8/1/2018	2,150,000	3,165,587	2,856,430
Perform Group+^	8.50	11/15/2020	900,000	1,345,824	1,131,533
Vue Cinimas+^	7.88	7/15/2020	3,650,000	5,853,133	4,910,696
Warner Music#^	6.75	4/15/2022	5,299,000	5,141,944	5,603,693
Total Leisure, Amusement, Motion Pictures and Entertainment			16,099,000	21,649,220	20,110,146

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 1.90%*:
Apex Tool Group LLC^	7.00	2/1/2021	4,896,000	4,378,070	4,681,800
Xerium Technologies^	9.50	8/15/2021	3,000,000	3,064,412	3,037,500
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			7,896,000	7,442,482	7,719,300

Mining, Steel, Iron and Non-Precious Metals — 4.43%*:
Constellium Holdco B.V.+#^	7.88	4/1/2021	2,474,000	$2,471,500	$2,640,995
Constellium Holdco B.V.+#^	7.00	1/15/2023	3,350,000	3,926,291	3,614,895
Hecla Mining Company#	6.88	5/1/2021	5,888,000	5,669,131	5,910,080
Kissner Milling Company Limited#^	7.25	6/1/2019	3,300,000	2,993,921	3,432,000
SunCoke Energy Inc.	7.38	2/1/2020	2,000,000	1,870,000	1,870,000
Zekelman Industries Inc.^	9.88	6/15/2023	489,000	489,000	515,895
Total Mining, Steel, Iron and Non-Precious Metals			17,501,000	17,419,843	17,983,865

Oil and Gas — 13.48%*:
CITGO Holding Inc.#^	10.75	2/15/2020	7,584,000	7,437,434	7,602,960
EP Energy	9.38	5/1/2020	7,375,000	4,060,594	5,217,812
Ferrellgas Partners LP#	8.63	6/15/2020	7,635,000	7,551,246	7,501,387
Jupiter Resources Inc.+#^	8.50	10/1/2022	8,025,000	7,062,827	6,741,000
KCA DEUTAG Alpha Ltd.+^	9.63	5/1/2018	2,850,000	2,529,858	2,614,875
Kosmos Energy Ltd. +#^	7.88	8/1/2021	5,070,000	4,678,821	4,917,900
Kosmos Energy Ltd. #^	7.88	8/1/2021	1,085,000	1,014,572	1,052,450
Pbf Holding Company LLC#	8.25	2/15/2020	6,000,000	6,159,993	6,189,000
Pbf Logistics LP#	6.88	5/15/2023	1,117,000	1,117,000	1,076,509
SM Energy Company	5.63	6/1/2025	4,000,000	2,734,665	3,760,000
Topaz Marine SA+#^	8.63	11/1/2018	6,877,000	6,900,429	6,651,847
Welltec+#^	8.00	2/1/2019	1,387,000	1,351,708	1,340,189
Total Oil and Gas			59,005,000	52,599,147	54,665,929

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (continued)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Printing and Publishing — 2.09%*:
Cimpress N.V.#^	7.00%	4/1/2022	1,560,000	$1,560,000	$1,626,300
McGraw-Hill Education#^	8.50	8/1/2019	6,794,000	6,805,561	6,861,940
Total Printing and Publishing			8,354,000	8,365,561	8,488,240

Retail Store — 2.54%*:
Boing Group Finance+^	6.63	7/15/2019	3,050,000	4,162,914	3,220,661
Brighthouse Group PLC+#^	7.88	5/15/2018	1,175,000	1,825,611	929,132
HSS Financing PLC+^	6.75	8/1/2019	816,000	1,240,099	1,066,537
Takko Fashion+^	9.88	4/15/2019	2,300,000	3,044,838	1,653,580
Travelex+^	8.00	8/1/2018	2,800,000	4,342,001	3,433,223
Total Retail Store			10,141,000	14,615,463	10,303,133

Telecommunications — 7.10%*:
Altice S.A.+#^	7.75	5/15/2022	3,240,000	3,240,000	3,458,700
Altice S.A.+#^	7.50	5/15/2026	1,622,000	1,622,000	1,688,907
Digicel Limited+^	6.00	4/15/2021	4,000,000	3,479,803	3,533,600
Entercom Communications Corporation#	10.50	12/1/2019	3,500,000	3,610,838	3,644,375
Frontier Communications#	10.50	9/15/2022	1,406,000	1,406,000	1,490,360
Numericable-SFR+#^	7.38	5/1/2026	1,933,000	1,933,000	1,975,893
Sprint Corp.	7.88	9/15/2023	4,428,000	4,293,248	4,455,675
UPC Broadband+^	6.75	3/15/2023	150,000	158,803	165,980
Wind Acquisition+^	7.00	4/23/2021	550,000	758,861	644,876
Wind Acquisition+#^	7.38	4/23/2021	4,995,000	4,628,342	5,219,775
Ziggo+^	7.13	5/15/2024	2,000,000	2,388,730	2,501,713
Total Telecommunications			27,824,000	27,519,625	28,779,854

Textiles & Leather — 0.58%*:
Perry Ellis International Inc#	7.88	4/1/2019	2,334,000	2,378,507	2,360,257
Total Textiles & Leather			2,334,000	2,378,507	2,360,257

Total Corporate Bonds			440,126,714	465,897,779	451,325,591

Total Fixed Income			531,902,519	552,630,728	523,172,810

Total Investments			532,134,370	554,527,554	525,124,022

Other assets and liabilities — (29.48)%					(119,551,797)
Net Assets — 100%					$405,572,225

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2016 (continued)

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2016. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

+	Foreign security.
#	All or a portion of the security is segregated as collateral for the credit facility. See Note 8 to the financial statements for further disclosure.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

	Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of September 30, 2016.
	United States	66.5%
	United Kingdom	12.0%
	France	3.7%
	Netherlands	2.5%
	Germany	2.3%
	Canada	1.9%
	Italy	1.8%
	Trinidad and Tobago	1.5%
	Switzerland	1.3%
	United Arab Emirates	1.3%
	Mexico	1.2%
	(Individually less than 1%)	4.0%
		100.0%

FORWARD FOREIGN EXCHANGE CONTRACTS at September 30, 2016 (Unaudited)

Counterparty	Currency	Contract Type	Delivery Date	Value	Aggregate Face Value	Unrealized Appreciation / (Depreciation)
BNY Mellon
British pounds		Sell	10/14/2016	$(835,460)	$(825,189)	$10,271
U.S. Dollars		Buy	10/14/2016	835,460	835,460	-
				-	10,271	10,271

J.P. Morgan
British pounds		Buy	10/14/2016	$188,936	$186,055	$(2,881)
British pounds		Sell	10/14/2016	(144,563)	(142,020)	2,543
Euros		Buy	10/14/2016	1,584,315	1,586,321	2,006
Euros		Sell	10/14/2016	(55,939,114)	(55,996,103)	(56,989)
U.S. Dollars		Buy	10/14/2016	56,083,677	56,083,677	-
U.S. Dollars		Sell	10/14/2016	(1,773,251)	(1,773,251)	-
				-	(55,321)	(55,321)

Morgan Stanley
British pounds		Buy	10/14/2016	$3,752,551	$3,667,593	$(84,958)
British pounds		Sell	10/14/2016	(69,539,433)	(67,939,445)	1,599,988
Euros		Buy	10/14/2016	2,852,889	2,862,093	9,204
Swiss francs		Sell	10/14/2016	(179,306)	(180,123)	(817)
U.S. Dollars		Buy	10/14/2016	69,718,739	69,718,739	-
U.S. Dollars		Sell	10/14/2016	(6,605,440)	(6,605,440)	-
				-	1,523,417	1,523,417

				-	1,478,367	1,478,367

Tax Basis

The cost basis of investments for federal income tax purposes at September 30, 2016 for Barings Global Short Duration High Yield Fund (the “Fund”) was as follows*:

Cost of investments	$554,527,554
Gross unrealized appreciation	14,620,376
Gross unrealized depreciation	(44,023,908)
Net unrealized depreciation	$(29,403,532)

*The above table only reflects tax adjustments through December 31, 2015.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised is determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$1,580,752	$-	$370,460	$1,951,212
Total Equities:	1,580,752	-	370,460	1,951,212
Fixed Income:
Bank Loans	$-	$67,236,677	$4,610,542	$71,847,219
Bonds	-	451,325,591	-	451,325,591
Total Fixed Income	$-	$518,562,268	$4,610,542	$523,172,810
Derivative Securities:
Foreign Exchange Contracts:	$-	$1,624,012	$-	$1,624,012
Total Derivative Securities	-	1,624,012	-	1,624,012
Total Assets	$1,580,752	$520,186,280	$4,981,002	$526,748,034
Liabilities:
Foreign Exchange Contracts	$-	$145,645	$-	$145,645
Total Liabilities:	$-	$145,645	$-	$145,645

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2016.

Type of Assets	Fair Value as of September 30, 2016	Valuation Technique(s)	Unobservable Input

Equities
Sabine Oil & Gas, LLC	$ 234,410	Broker Quote	$47.00; pricing source depth of 1.
Sabine Oil & Gas, LLC	$121,608	Broker Quote	$7.00; pricing source depth of 1.
Sabine Oil & Gas, LLC	$14,442	Broker Quote	$6.00; pricing source depth of 1.

Second Lien Term Loans
Boomerang Tube, LLC	$ 670,565	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.
Boomerang Tube, LLC	$ 639,905	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.
Boomerang Tube, LLC	$189,752	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.
Boomerang Tube, LLC	$1,844,382	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.
Boomerang Tube, LLC	$ 1,265,938	Model Price	Average Enterprise Valuation Multiple: 5.5x; EBITDA: $36 million.

Boomerang Tube, LLC restructured its debt securities on February 2, 2016.  The Fund subsequently received new debt securities, all of which are considered Level 3.  Sabine Oil & Gas, LLC restructured its Second Lien Term Loan on August 12, 2016.  The Fund subsequently received new equity securities, all of which are considered Level 3.

The Fund discloses transfers between levels based on valuations at the end of the reporting period.  Based on end of period market values, $5,948,506 was transferred from Level 3 to Level 2 for the period from January 1, 2016 through September 30, 2016.  The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2015	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN LOSS	CHANGE IN UNREALIZED	BALANCE AT SEPTEMBER 30, 2016	CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION FROM INVESTMENTS HELD AS OF SEPTEMBER 30, 2016
Common Stocks
Equities	$0	$0	$0	$316,074	$0	$0	$0	$54,386	$370,460	$54,386
Fixed Income
Bank Loan	$9,628,816	$0	$(5,948,506)	$10,632,161	$(8,327,013)	$(288,720)	$(3,603,433)	$2,517,237	$4,610,542	$2,517,237
Total	$9,628,816	$0	$(5,948,506)	$10,948,235	$(8,327,013)	$(288,720)	$(3,603,433)	$2,571,623	$4,981,002	$2,571,623

B.  Cash and Cash Equivalents

Cash and cash equivalents consist principally of short term investments that are readily convertible into cash and have original maturities of three months or less.  At September 30, 2016, all cash and cash equivalents are held by U.S. Bank, N.A.

C.  Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis.  Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

Expenses are recorded on the accrual basis as incurred.

D.  Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

E.  Federal Income Taxation

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under sub-chapter M of the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders.

F. Dividends and Distributions

The Fund declares and pays dividends monthly from net investment income. To the extent that these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays a distribution at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on Internal Revenue Service Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature may result in reclassification of distributions; however, net investment income, net realized gains and losses, and net assets are not affected.

G.  Derivative Instruments

The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund transacted in and currently holds forward foreign exchange contracts to hedge against changes in the value of foreign currencies.  The Fund entered into forward foreign exchange contracts obligating the Fund to deliver or receive a currency at a specified future date.  Forward foreign exchange contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Fund is also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.  The counterparty risk to the Fund is limited to the net unrealized gain, in any, on the contract.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund recognized an asset on the Statement of Assets and Liabilities as a result of forward foreign exchange contracts with BNY Mellon, Morgan Stanley and J.P. Morgan.  The Fund’s policy is to recognize an asset equal to the net value of all forward foreign exchange contracts with an unrealized gain and a liability equal to the net value of all forward foreign exchange contracts with an unrealized loss.  The Fund has recognized an asset of $1,624,012 in net unrealized appreciation and a liability of $145,645 in net unrealized depreciation on forward foreign exchange contracts.  Outstanding forward foreign exchange contracts as of September 30, 2016 are indicative of the volume of activity during the period.

For the period from January 1, 2016 through September 30, 2016, the Fund’s direct investment in derivatives consisted of forward foreign exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Fund as of September 30, 2016.  These derivatives are presented in the Schedule of Investments.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2016:

	Statement of Assets and Liabilities Location	Fair Value
Derivatives
Forward Foreign Exchange Contracts	Unrealized Appreciation	$1,624,012
Total Asset Derivatives		$1,624,012
Liability Derivatives
Forward Foreign Exchange Contracts	Unrealized Depreciation	$145,645
Total Liability Derivatives		$145,645

The effect of derivative instruments on the Statement of Operations for the period from January 1, 2016 through September 30, 2016:

Amount of Realized Gain/(Loss) on Derivatives

Derivatives	Forward Foreign Exchange Contracts
Forward Foreign Exchange Contracts	$8,474,129
Total	$8,474,129
Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Exchange Contracts
Derivatives
Forward Foreign Exchange Contracts	$(86,531)
Total	$(86,531)

H.   Offsetting of Financial and Derivative Assets and Liabilities

The following is a summary by counterparty of the fair value of derivative investments subject to Master Netting Agreements and collateral pledged (received), if any, as of September 30, 2016.

	BNY MELLON	J.P. MORGAN	MORGAN STANLEY
Assets:
Forward foreign exchange contracts	$10,271	$4,549	$1,609,192
Total Assets	$10,271	$4,549	$1,609,192
Liabilities:
Forward foreign exchange contracts	$-	$59,870	$85,775
Total Liabilities	$-	$59,870	$85,775
Net Exposure	$10,271	$(55,321)	$1,523,417

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Barings Global Short Duration High Yield Fund

By (Signature and Title)  /s/ Russell D. Morrison
  Russell D. Morrison, President

Date  November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Russell D. Morrison
  Russell D. Morrison, President

Date  November 29, 2016

By (Signature and Title)  /s/ Carlene Pollock
  Carlene Pollock, Chief Financial Officer

Date  November 29, 2016